Organization and Principal Activities - Schedule of VIEs' Reported Consolidated Statements of Operations and Comprehensive Income (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cost of revenues		$ 126	$ 123	$ 654,979	$ 729,752
Total operating expenses	872,549	1,202,986	1,993,959	15,753,432	3,782,029
Net loss / (income)	$ (640,243)	$ (55,881,292)	(61,995,758)	(3,818,737)	24,048,184
Variable Interest Entity [Member]
Revenues			1,366,417	14,402,329	25,116,139
Cost of revenues			123	654,979	729,752
Total operating expenses			784,840	12,329,417	3,477,939
Net loss / (income)			$ 53,859,306	$ 1,530,958	$ 24,268,121